Investment Contracts Insurance Liabilities And Insurance Annuity Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Abstract]
Schedule Of Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Table Text Block]
December 31 (In millions)	2014	2013

Investment contracts	$2,970	$3,144
Guaranteed investment contracts	1,000	1,471
Total investment contracts	3,970	4,615
Life insurance benefits(a)	20,688	18,959
Other(b)	3,369	3,405
Total	$28,027	$26,979

  Life insurance benefits are accounted for mainly by a net-level-premium method using estimated yields generally ranging from 3.0% to 8.5% in both 2014 and 2013.
  Substantially all unpaid claims and claims adjustment expenses and unearned premiums.